SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Provision for Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Balance at beginning of year	$ 1,217	$ 911	$ 998
Payments made under the warranty	(59)	(184)	(440)
Product warranties issued for new sales	392	585	550
Changes in accrual in respect of pre-existing warranties	(478)	(95)	(197)
Balance at end of year	$ 1,072	$ 1,217	$ 911